1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

SHAYNA GILMORE shayna.gilmore@dechert.com +1 202 261 3362 Direct +1 202 261 3091 Fax

March 4, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:       HSBC Funds (File Nos. 033-07647 and 811-04782) (the “Registrant”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), we hereby certify on behalf of the Registrant that: (i) the form of Prospectus and Statement of Additional Information for each of the HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund and the HSBC High Yield Fund and HSBC Strategic Income Fund as well as the form of Prospectus for the HSBC Opportunity Fund, HSBC Opportunity Fund (Class I), and HSBC Frontier Markets Fund that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 248, which was filed on February 28, 2020; and (ii) the text of Post-Effective Amendment No. 248 was filed electronically on February 28, 2020.

No fee is required in connection with this filing. Please direct any questions concerning the filing to me at 202.261.3362.

Very truly yours,

/s/ Shayna Gilmore

Shayna Gilmore